Business Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Acquisitions

Note 6 – Business Acquisitions

IMAC Florida

In February 2021, the Company completed the acquisition of and signed Management Services Agreement with Willmitch Chiropractic, P.A. in Tampa, Florida. The transaction was completed for $421,000. Willmitch Chiropractic’s founder, Martin Willmitch, will remain with the Company and serve as Vice President of Managed Care of IMAC Holdings. A total of $7,400 was allocated to property and equipment with the remaining $413,600, allocated to goodwill. The Company recorded an impairment loss of $413,600 at December 31, 2022.

In March 2021, the Company completed the asset purchase of NHC Chiropractic, PLLC dba Synergy Healthcare in Orlando, Florida. The transaction was completed as an asset purchase for $142,500. A total of $149,720 was allocated to property and equipment and $7,220 allocated to acquired payables.

In June 2021, the Company completed an asset purchase of Fort Pierce Chiropractic in Fort Pierce, Florida. The transaction was completed as an asset purchase for $50,000. A total of $45,000 was allocated to property and equipment with the remaining $5,000 allocated to customer lists.

IMAC Chicago

In June 2021, the Company also completed an asset purchase of Active Medical Center in Naperville, Illinois. The transaction was completed as an asset purchase for $205,000. A total of $200,000 was allocated to property and equipment with the remaining $5,000 allocated to deposits.

IMAC Louisiana

In October 2021, the Company consummated certain transactions resulting in the acquisition of the outstanding equity interest in Louisiana Orthopaedic & Sports Rehab Institute, Inc, (the “Louisiana Acquisition”). The transaction was completed for $1,200,000 and $1,200,000 in common stock.

The Company completed its formal valuation analysis to identify and determine the fair value of identifiable tangible assets acquired related to this acquisition during 2022. A total of $192,500 has been allocated to a non-compete agreement, $77,000 allocated to an intellectual property agreement with the remaining $2,045,500 allocated to goodwill. The Company recorded an impairment loss related to the full balance of this goodwill at December 31, 2022.